TRANSACTIONS AND BALANCES WITH RELATED PARTIES, Group Holds Interests in Various Funds (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 872,316	S/ 751,882
Fair value through profit or loss		5,928,497	6,467,471
Restricted Mutual Funds [Member]
At fair value through profit or loss [Abstract]
Fair value through profit or loss	[1]	365,954	436,881
U.S. Dollars [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds	[2]	588,330	427,012
Bolivianos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		157,332	138,887
Colombian Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		78,773	67,284
Soles [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds	[3]	45,741	117,177
Chilean Pesos [Member]
At fair value through profit or loss [Abstract]
Mutual funds, investment funds and hedge funds		S/ 2,140	S/ 1,522

[1]	The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted and the yield received is the same as that received by the private pension funds managed.
[2]	The increase in the balance corresponds mainly to the purchase of new participations in mutual funds managed by Credicorp Capital Asset Management.
[3]	The decrease in soles currency in the year 2021 with respect to 2020 is due to the redemption of participation quotas in mutual funds managed by Credicorp Capital S.A. S.A.F.